Commitments and Contingencies (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Commitment and Contingencies
Total	$ 15,510,845
2020	3,309,741
2021	2,896,441
2022	2,699,501
2023	1,904,406
2024	2,334,303
Thereafter	2,366,453
Long-term debt obligations
Commitment and Contingencies
Total	10,625,996
2020	1,102,430
2021	2,002,554
2022	2,002,683
2023	1,502,820
2024	2,002,964
Thereafter	2,012,545
Interest Expense On Long Term Debt [Member]
Commitment and Contingencies
Total	2,524,898
2020	629,410
2021	533,599
2022	465,969
2023	310,832
2024	273,188
Thereafter	311,900
Finance Lease Obligations [Member]
Commitment and Contingencies
Total	212,617
2020	48,678
2021	53,150
2022	41,666
2023	38,018
2024	31,105
Interest expense on finanace lease obligations
Commitment and Contingencies
Total	45,183
2020	17,607
2021	13,129
2022	8,561
2023	4,844
2024	1,042
Satellite-related obligations
Commitment and Contingencies
Total	219,019
2020	71,931
2021	65,663
2022	41,291
2023	23,321
2024	16,813
Operating lease obligations
Commitment and Contingencies
Total	641,792
2020	239,660
2021	199,062
2022	127,300
2023	24,571
2024	9,191
Thereafter	42,008
Purchase obligations
Commitment and Contingencies
Total	1,241,340
2020	1,200,025
2021	29,284
2022	$ 12,031